FINANCIAL RISK MANAGEMENT - Disclosure of Detailed Information About Cash Flow Hedged Items (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Fair value	R$ 29,026
Accumulated contract gain (loss)	(26,652)
Gain (loss) in the period	R$ 746,648	R$ (790,479)	R$ (210,150)
Currency swap – US$/R$ - Natura Cosméticos [Member]
Disclosure of financial assets [line items]
Hedged item	Currency and interest rate
Notional currency	BRL
Fair value	R$ (5,878)
Accumulated contract gain (loss)	(2,090)
Gain (loss) in the period	R$ 763,197
Forward agreements (Avon Industria)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value	R$ (3,702)
Accumulated contract gain (loss)	(3,702)
Gain (loss) in the period	R$ 5,452
Forward agreements (Natura Dist. Mexico)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value	R$ 320
Accumulated contract gain (loss)	151
Gain (loss) in the period	R$ 151
Forward agreements (Natura Industria)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value	R$ (21,497)
Accumulated contract gain (loss)	(21,497)
Gain (loss) in the period	R$ (22,637)
Forward agreements (Natura Holding)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value	R$ 1,731
Accumulated contract gain (loss)	486
Gain (loss) in the period	R$ 485